Financial risk management objectives and policies - Concentration of credit risk table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Revenue	$ 30,840	$ 61,390	$ 43,211
Percentage of entity's revenue	100.00%	100.00%	100.00%
A [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 6,430	$ 6,606	$ 0
Percentage of entity's revenue	21.00%	11.00%	0.00%
B [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 4,830	$ 0	$ 4,571
Percentage of entity's revenue	16.00%	0.00%	11.00%
C [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 0	$ 7,726
Percentage of entity's revenue	0.00%	0.00%	18.00%
D [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 6,548	$ 0
Percentage of entity's revenue	0.00%	11.00%	0.00%
Other [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 19,580	$ 48,236	$ 30,914
Percentage of entity's revenue	63.00%	78.00%	71.00%